Risk Report - Credit Risk Management - IFRS 9 2.1 Focus Areas - Overview of CRE Portfolio (Detail) - EUR (€) € in Millions		Dec. 31, 2024		Dec. 31, 2023
Gross Carrying Amount
IFRS 9 Focus Areas Overview of CRE Portfolio [Line Items]
Real Estate Activities	[1],[2],[3],[4]	€ 49,859	[5]	€ 49,267
Thereof: Non-recourse	[3],[4]	23,979	[5]	25,073
Thereof Stress-Tested	[3],[4]	20,361	[5]	21,331
Other Industry Sectors	[1],[2],[3],[4]	12,484	[5]	13,119
Thereof Stress-Tested	[3],[4]	8,944	[5]	9,879
Total Non-Recourse CRE Portfolio	[3],[4]	36,463	[5]	38,192
Thereof Stress-tested	[3],[4]	29,305	[5]	31,210
Allowance for credit losses
IFRS 9 Focus Areas Overview of CRE Portfolio [Line Items]
Real Estate Activities	[1],[2],[6],[7]	664		460
Thereof: Non-recourse	[6],[7]	547		382
Thereof Stress-Tested	[6],[7]	527		364
Other Industry Sectors	[1],[2],[6],[7]	248		225
Thereof Stress-Tested	[6],[7]	126		114
Total Non-Recourse CRE Portfolio	[6],[7]	795		606
Thereof Stress-tested	[6],[7]	€ 653		€ 478

[1]	[3] Industry sector by NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) code
[2]	Industry sector by NACE (Nomenclature des Activités Économiques dans la Communauté Européenne) code
[3]	Loans at amortized cost
[4]	Loans at amortized cost
[5]	Loans at amortized cost
[6]	Allowance for credit losses do not include allowance for country risk
[7]	Allowance for credit losses do not include allowance for country risk